Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Noon buying rate per-share	7.2993				7.2993
Deferred IPO expenses			¥ 9,171
Impairment charge | ¥
Advertising costs	¥ 7,432	$ 1,018	¥ 2,622	¥ 1,147
Number of reportable segment | segment	1	1
Percentage of statutory surplus reserve fund	10.00%	10.00%
Percentage of aggregated registered capital	50.00%	50.00%
Reserve fund percentage	10.00%				10.00%
Percentage of statutory reserve aggregated registered capital	50.00%	50.00%
Zhongjiao Enshi [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest	52.00%				52.00%
Zhongjiao Enshi [Member] | Third Party [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest	48.00%				48.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	1 year				1 year
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years				10 years